Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

8. Discontinued Operations

Discontinued operations represents the net sales and expenses related to the Company’s retail operations. The Company will continue to operate e-commerce, which was previously reported as a component of retail operations, as a component of its licensing business.
A summary of the Company’s results of discontinued operations of its retail business for the Current Quarter and Prior Year Quarter and the Company’s assets and liabilities from discontinued operations of its retail business as of March 31, 2015 and December 31, 2014 are as follows:
Results of discontinued operations:

	March 31,
	2015	2014
Net sales	$106,000	$26,000
Cost of sales	(120,000)	(33,000)
Operating expenses	(175,000)	(191,000)
Depreciation and amortization	—	(11,000)
Loss from disposal of discontinued operations	(164,000)	—
Income tax benefit	140,000	78,000
Loss from discontinued operations, net	$(213,000)	$(131,000)
Loss per share from discontinued operations, net:
Basic and Diluted	$(0.01)	$(0.01)
Weighted average shares outstanding:
Basic and Diluted	14,069,419	10,830,312

Assets and liabilities of discontinued operations:

	March 31, 2015	December 31, 2014
Inventory	$141,000	$214,000
Prepaid expenses and other current assets	58,000	63,000
Deferred tax asset	226,000	226,000
Total current assets	$425,000	$503,000
Property and equipment, net	$—	$112,000
Other long-term assets	—	11,000
Total long-term assets	$—	$123,000
Accounts payable and accrued expenses	$180,000	$157,000
Other current liabilities	81,000	61,000
Total liabilities	$261,000	$218,000

12. Discontinued Operations

Discontinued operations as of December 31, 2014 and 2013 represent the net sales and expenses related to the Company’s retail operations. The Company will continue to operate e-commerce, which was previously reported as a component of retail operations, as a component of our licensing business.
A summary of the Company’s results of discontinued operations of its retail business for the Current Year and Prior Year and the Company’s assets and liabilities from discontinued operations of its retail business as of December 31, 2014 and 2013 are as follows:
Results of discontinued operations:

	December 31,
	2014	2013
Net sales	$560,000	$203,000
Cost of sales	(470,000)	(93,000)
Operating expenses	(1,046,000)	(326,000)
Depreciation and amortization	(85,000)	(20,000)
Loss from disposal of discontinued operations	(739,000)	—
Income tax benefit	704,000	80,000
Loss from discontinued operations, net	$(1,076,000)	$(156,000)
Loss per share from discontinued operations, net:
Basic	$(0.09)	$(0.02)
Diluted	$(0.08)	$(0.02)
Weighted average shares outstanding:
Basic	11,698,880	9,193,101
Diluted	12,816,674	9,791,493

Assets and liabilities of discontinued operations:

	December 31,
	2014	2013
Inventory	$214,000	$70,000
Prepaid expenses and other current assets	63,000	33,000
Deferred tax asset	226,000	70,000
Total current assets	$503,000	$173,000
Property and equipment, net	$112,000	$174,000
Other long-term assets	11,000	10,000
Total long-term assets	$123,000	$184,000
Accounts payable and accrued expenses	$157,000	$51,000
Other current liabilities	61,000	—
Total liabilities	$218,000	$51,000